Employee Compensation - Summary of Pension and Other Employee Future Benefit Expenses (Detail) - CAD ($) $ in Millions	3 Months Ended
	Jan. 31, 2019	Oct. 31, 2018	Jan. 31, 2018
Disclosure of defined benefit plans [line items]
Total pension and other employee future benefit expenses recognized in the Consolidated Statement of Income	$ 2,072	$ 1,613	$ 1,963
Pension plans [member]
Disclosure of defined benefit plans [line items]
Current service cost	48		52
Net interest (income) expense on net defined benefit (asset) liability	(5)		(2)
Past service income	(5)
Administrative expenses	1		1
Benefits expense	39		51
Defined contribution expense	54		59
Total pension and other employee future benefit expenses recognized in the Consolidated Statement of Income	114		130
Pension plans [member] | Canada and Quebec [member]
Disclosure of defined benefit plans [line items]
Defined contribution expense	21		20
Other employee future benefit plans [member]
Disclosure of defined benefit plans [line items]
Current service cost	2		7
Net interest (income) expense on net defined benefit (asset) liability	10		12
Benefits expense	12		19
Total pension and other employee future benefit expenses recognized in the Consolidated Statement of Income	$ 12		$ 19